Cover	Dec. 19, 2022
Cover [Abstract]
Entity Registrant Name	AMERICAN BIO MEDICA CORPORATION
Entity Central Index Key	0000896747
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 19, 2022
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	14-1702188
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-28666
Entity Address Address Line 1	122 Smith Road
Entity Address City Or Town	Kinderhook
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12106
City Area Code	518
Local Phone Number	758-8158
Trading Symbol	ABMC
Security 12b Title	Common